Debt and Capital Lease Obligations - Fair Market Value Due to Variable Interest Rates Based on Current Rates (Details) - USD ($) $ in Thousands	Jul. 02, 2022	Feb. 14, 2022	Dec. 31, 2021	Dec. 31, 2020
Current portion of long-term debt and capital lease obligations	$ 22,925		$ 127,375	$ 27,249
Acquisition debt			34,718
Convertible notes-related party			30,567
Convertible notes-June 2021			44,400
Less: current maturities of long-term debt	(9,563)		(115,224)	(20,139)
Less: unamortized financing fees	(9,195)		(11,354)
Less: convertible debt discount	(8,212)		(3,408)
Long-term debt, net of current portion and deferred financing fees	515,120		418,813
Capital lease obligations	33,511		32,002
Less: current portion of capital lease obligations, net of capital lease interest	(13,362)		(12,151)
Capital lease obligations, net of current portion	20,149		19,851
Total long-term borrowings	535,269		438,664
Line of credit
Debt, carrying amount	70,707		87,633	$ 59,837
Term loan
Debt, carrying amount	346,698		$ 351,481
Senior Unsecured Convertible Notes Due February 15, 2027
Convertible notes-June 2021	$ 124,685
Less: unamortized financing fees		$ (6,384)